7. INTANGIBLE ASSET (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 156,713
2016	156,713
2017	156,713
2018	156,713
2019	156,713
Thereafter	248,127
Total	$ 1,031,692	$ 0